UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7486

        Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          02/28/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Maryland Premium Income Municipal Fund (NMY)
February 28, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.0% (1.4% of Total Investments)

$3,240	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 3,207,211
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 21.8% (14.7% of Total Investments)

	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary's College, Series
	2001A:
200	5.750%, 9/01/25	3/10 at 101.00	BBB	210,080
200	5.800%, 9/01/30	3/10 at 101.00	BBB	210,640

1,000	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series	4/14 at 100.00	A+	1,048,040
	2004, 5.250%, 4/01/34

1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing	6/09 at 102.00	Baa3	1,057,800
	Foundation - Salisbury State University, Series 1999A, 6.000%, 6/01/19

2,250	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing	6/09 at 102.00	Baa2	2,334,038
	Foundation - College Park, Series 1999A, 5.750%, 6/01/24

1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland -	10/13 at 100.00	Baa3	1,055,320
	Baltimore, Series 2003A, 5.625%, 10/01/23

	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of
	Maryland - College Park Project, Series 2001:
1,000	5.375%, 7/01/15 - AMBAC Insured	7/11 at 100.00	AAA	1,110,860
1,000	5.375%, 7/01/16 - AMBAC Insured	7/11 at 100.00	AAA	1,110,260

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series
	2000:
750	5.250%, 7/01/25 - FSA Insured	1/11 at 101.00	AAA	811,245
500	5.250%, 7/01/30 - FSA Insured	1/11 at 101.00	AAA	530,705

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins	7/07 at 102.00	AA	1,609,575
	University, Series 1997, 5.625%, 7/01/27

1,460	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	1,536,986
	College of Art, Series 2001, 5.625%, 6/01/36

1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series	7/14 at 100.00	A-	1,286,950
	2004, 5.125%, 7/01/34

9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees	No Opt. Call	AAA	11,568,803
	and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured

	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
5,645	5.000%, 4/01/15	4/13 at 100.00	AA	6,149,832
2,680	5.000%, 4/01/19	4/13 at 100.00	AA	2,880,491

	Healthcare - 22.5% (15.2% of Total Investments)

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	6/09 at 101.00	A	2,139,440
	System, Series 1998A, 5.375%, 7/01/15

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/10 at 101.00	A3	843,930
	Medical System, Series 2000, 6.750%, 7/01/30

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Hospital,	7/08 at 101.00	AAA	1,061,640
	Howard County General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 - MBIA Insured

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	1,523,595
	Medical Center, Series 2001, 5.000%, 7/01/34

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/12 at 100.00	A	1,650,570
	Medical System, Series 2002, 6.000%, 7/01/22

3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General	7/12 at 100.00	Baa1	3,407,690
	Hospital, Series 2002, 5.800%, 7/01/32

1,400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	1,435,098
	Hospital, Series 2002, 5.125%, 7/01/35

3,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil	7/12 at 100.00	A3	3,446,008
	County, Series 2002, 5.625%, 7/01/32

3,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	3,898,040
	Institute, Series 2003, 5.500%, 7/01/33

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/13 at 100.00	AAA	1,057,560
	Medical System, Series 2004B, 5.000%, 7/01/24 - AMBAC Insured

1,750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series	8/14 at 100.00	Baa1	1,806,158
	2004, 5.375%, 8/15/24

1,540	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	1,585,522
	System, Series 2004A, 5.125%, 7/01/34

1,525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	1,603,675
	Hospital, Series 2004, 5.500%, 7/01/36

1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center,	7/14 at 100.00	AA	1,698,533
	Series 2005, 5.000%, 7/01/37 - RAAI Insured

	Prince George's County, Maryland, Revenue Refunding and Project Bonds, Dimensions Health
	Corporation, Series 1994:
825	5.000%, 7/01/05	No Opt. Call	B3	819,506
3,080	5.375%, 7/01/14	7/05 at 101.00	B3	2,752,350
6,000	5.300%, 7/01/24	7/05 at 101.00	B3	4,960,500

	Housing/Multifamily - 16.2% (10.9% of Total Investments)

1,795	Charles County, Maryland, FHA-Insured Mortgage Revenue Refunding Bonds, Holly Station IV Townhouses	5/05 at 102.00	AAA	1,835,370
	Project, Series 1995A, 6.450%, 5/01/26

	Howard County, Maryland, FHA-Insured Mortgage Revenue Refunding Bonds, Normandy Woods III
	Apartments Project, Series 1996A:
700	6.000%, 7/01/17	7/06 at 102.00	AAA	729,183
2,000	6.100%, 7/01/25	7/06 at 102.00	AAA	2,072,580

2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%,	1/09 at 101.00	Aa2	2,546,600
	7/01/41 (Alternative Minimum Tax)

880	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%,	1/10 at 100.00	Aa2	925,751
	7/01/32 (Alternative Minimum Tax)

1,450	Maryland Community Development Administration, FNMA Multifamily Development Revenue Bonds,	2/11 at 101.00	Aaa	1,560,592
	Edgewater Village Apartments, Series 2000B, 5.800%, 8/01/20 (Alternative Minimum Tax)

2,000	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing	7/05 at 102.00	Aa2	2,051,360
	Revenue Bonds, Series 1995A, 5.900%, 7/01/15

1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/06 at 102.00	Aaa	1,551,495
	Bonds, Series 1996B, 5.900%, 7/01/26

3,830	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing	7/08 at 101.00	Aaa	3,909,128
	Development Bonds, Series 1998A, 5.200%, 7/01/30

2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,098,420
	Bonds, Series 2000A, 6.100%, 7/01/30

	Prince George's County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding
	Bonds, Overlook Apartments, Series 1995A:
2,000	5.700%, 12/20/15	12/05 at 102.00	AAA	2,065,140
1,670	5.750%, 12/20/19	12/05 at 102.00	AAA	1,723,423

1,000	Prince George's County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding	5/05 at 100.00	AAA	1,000,960
	Bonds, Foxglenn Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative Minimum Tax)

540	Prince George's County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds,	9/09 at 102.00	AAA	570,877
	University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)

1,000	Salisbury, Maryland, FHA-Insured Mortgage Revenue Refunding Bonds, College Lane Apartments, Series	6/05 at 102.00	AAA	1,021,260
	1995A, 6.600%, 12/01/26

	Housing/Single Family - 0.7% (0.4% of Total Investments)

750	Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family	8/07 at 102.00	AAA	785,978
	Mortgage Revenue Bonds, Series 1997A, 5.625%, 8/01/17 (Alternative Minimum Tax)

60	Prince George's County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family	8/10 at 100.00	AAA	63,482
	Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)

330	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue	6/13 at 100.00	AAA	327,938
	Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

	Long-Term Care - 1.8% (1.2% of Total Investments)

1,000	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A, 5.625%,	1/09 at 101.00	AA	1,075,300
	1/01/25 - RAAI Insured

1,745	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds,	4/11 at 102.00	N/R	1,769,465
	Series 1996A, 7.625%, 4/01/21

	Tax Obligation/General - 28.5% (19.2% of Total Investments)

4,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	4,428,240

2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16	4/14 at 100.00	AA+	2,223,073

	Baltimore County, Maryland, Metropolitan District General Obligation Bonds, 67th Issue:
2,500	5.000%, 6/01/25	6/11 at 101.00	AAA	2,647,150
3,500	5.000%, 6/01/26	6/11 at 101.00	AAA	3,682,420

1,000	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 1989B,	No Opt. Call	A+	1,142,990
	7.150%, 10/15/08

	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
1,000	5.000%, 11/01/21	11/12 at 101.00	AA	1,069,220
1,000	5.000%, 11/01/22	11/12 at 101.00	AA	1,064,320

3,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 1999, 5.250%,	7/09 at 101.00	AA	3,289,470
	7/01/18

615	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community	7/10 at 102.00	AA	666,845
	Development Authority, Series 2001A, 5.700%, 7/01/29 - RAAI Insured

	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B:
735	5.000%, 8/15/16	2/14 at 100.00	AAA	805,266
1,625	5.000%, 8/15/17	2/14 at 100.00	AAA	1,772,582
1,180	5.000%, 8/15/19	2/14 at 100.00	AAA	1,276,913

1,190	Maryland National Capital Park and Planning Commission, Prince George's County, General Obligation	1/14 at 100.00	AA	1,296,267
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17

	Montgomery County, Maryland, General Obligation Refunding Bonds, Consolidated Public Improvement,
	Series 2001:
1,750	5.250%, 10/01/13	10/11 at 101.00	AAA	1,949,868
2,000	5.250%, 10/01/18	10/11 at 101.00	AAA	2,205,740

2,000	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series	No Opt. Call	AAA	2,219,420
	2004A, 5.000%, 4/01/13

925	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	986,799

1,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	12/11 at 101.00	AAA	1,102,840
	2001, 5.250%, 12/01/20 - FGIC Insured

2,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	9/12 at 101.00	AA	2,010,180
	2002, 4.100%, 9/15/19

5,770	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	10/13 at 100.00	AA	6,228,080
	2003A, 5.000%, 10/01/18

2,255	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	No Opt. Call	AA	2,491,595
	2004C, 5.000%, 12/01/11

460	Wicomico County, Maryland, General Obligation Public Improvement Bonds, Series 1999, 5.750%,	12/09 at 101.00	AAA	518,254
	12/01/19 - FGIC Insured

	Tax Obligation/Limited - 22.1% (14.9% of Total Investments)

	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series
	2003A:
1,500	5.000%, 5/01/16	5/13 at 100.00	AA+	1,624,305
1,000	5.000%, 5/01/18	5/13 at 100.00	AA+	1,077,480

1,725	Howard County, Maryland, Metropolitan District Refunding Bonds, Series 2002A, 5.250%, 8/15/18	2/12 at 100.00	AAA	1,897,241

900	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	907,758
	5.750%, 7/01/34

1,465	Maryland Community Development Administration, Infrastructure Financing Bonds, Series 1998B,	6/08 at 101.00	Aaa	1,556,870
	5.200%, 6/01/28 - MBIA Insured

4,250	Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002, 5.500%,	No Opt. Call	AA	4,905,350
	2/01/16

2,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	2,212,780
	5.000%, 5/01/13

1,875	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	2,083,538
	Headquarters Building, Series 2002, 5.375%, 6/01/19

	Maryland Department of Transportation, Certificates of Participation, Mass Transit Administration
	Project, Series 2000:
875	5.500%, 10/15/19 (Alternative Minimum Tax)	10/10 at 101.00	AA+	940,896
925	5.500%, 10/15/20 (Alternative Minimum Tax)	10/10 at 101.00	AA+	992,738

1,700	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities,	6/13 at 100.00	AA+	1,797,648
	Series 2003, 5.000%, 6/15/24

2,455	Maryland Stadium Authority, Lease Revenue Bonds, Sports Facilities, Series 1996, 5.750%, 3/01/18 -	3/06 at 101.00	AAA	2,554,010
	AMBAC Insured

1,000	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA	1,063,180

675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior	7/12 at 101.00	AA	725,909
	Series 2002A, 5.500%, 7/01/27 - RAAI Insured

635	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds, Series	11/10 at 100.00	AA+	698,468
	2000, 5.125%, 11/01/15

1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%,	7/16 at 100.00	A	1,105,620
	7/01/36

1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%,	No Opt. Call	AAA	1,758,930
	7/01/19 - MBIA Insured

2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 - FSA Insured	8/12 at 100.00	AAA	2,318,190

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%,	10/10 at 101.00	BBB	2,296,740
	10/01/24

	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General
	Obligation Construction Bonds, Series 2000:
1,085	5.250%, 6/01/20	6/10 at 100.00	AAA	1,173,786
1,205	5.250%, 6/01/21	6/10 at 100.00	AAA	1,303,605

	Transportation - 4.3% (2.9% of Total Investments)

1,060	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%,	No Opt. Call	AAA	1,192,977
	7/01/17 - FGIC Insured

	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, John
	Hopkins Medical Institution, Series 2004B:
355	5.000%, 7/01/13 - AMBAC Insured	No Opt. Call	AAA	390,656
380	5.000%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	418,859

2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/06 at 102.00	CCC	1,465,033
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)

3,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003,	No Opt. Call	AAA	3,305,100
	5.000%, 1/01/12 - MBIA Insured

	U.S. Guaranteed *** - 16.5% (11.1% of Total Investments)

2,500	Baltimore County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002,	8/12 at 100.00	AAA	2,761,850
	5.000%, 8/01/18 (Pre-refunded to 8/01/12)

2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 - FGIC	7/08 at 101.00	AAA	2,137,740
	Insured

2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AAA	2,211,740
	7/01/24 - FGIC Insured

1,500	Baltimore, Maryland, Project and Revenue Refunding Bonds, Wastewater Projects, Series 2000A,	7/10 at 100.00	AAA	1,684,680
	5.625%, 7/01/30 (Pre-refunded to 7/01/10) - FSA Insured

845	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	906,322
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

2,550	Gaithersburg, Maryland, Hospital Facilities Refunding and Improvement Revenue Bonds, Shady Grove	No Opt. Call	AAA	2,955,833
	Adventist Hospital, Series 1995, 6.500%, 9/01/12 - FSA Insured

575	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A, 5.250%,	2/12 at 100.00	AAA	642,160
	8/15/18 (Pre-refunded to 2/15/12)

	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A:
1,720	5.000%, 8/15/17 (Pre-refunded to 8/15/12)	8/12 at 100.00	AAA	1,900,652
1,000	5.000%, 8/15/22 (Pre-refunded to 8/15/12)	8/12 at 100.00	AAA	1,105,030

145	Howard County, Maryland, Metropolitan District Refunding Bonds, Series 2002A, 5.250%, 8/15/18	2/12 at 100.00	AAA	161,936
	(Pre-refunded to 2/15/12)

1,875	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Good Samaritan	7/05 at 100.00	AAA	1,919,006
	Hospital, Series 1993, 5.750%, 7/01/19 - AMBAC Insured

3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General	7/05 at 100.00	Aaa	3,300,313
	Hospital, Series 1993, 5.500%, 7/01/25

3,135	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series	No Opt. Call	AAA	3,380,596
	1997, 5.000%, 7/01/27 - AMBAC Insured

1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	1,115,180
	10/01/20

	Utilities - 10.6% (7.2% of Total Investments)

2,500	Anne Arundel County, Maryland, Pollution Control Revenue Refunding Bonds, Baltimore Gas and	4/05 at 101.00	A2	2,576,500
	Electric Company Project, Series 1994, 6.000%, 4/01/24

6,500	Calvert County, Maryland, Pollution Control Revenue Refunding Bonds, Baltimore Gas and Electric	7/05 at 101.00	A2	6,638,385
	Company Project, Series 1993, 5.550%, 7/15/14

2,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	2,554,820
	7.400%, 9/01/19 (Alternative Minimum Tax)

5,000	Prince George's County, Maryland, Pollution Control Revenue Refunding Bonds, Potomac Electric Power	No Opt. Call	A-	5,051,150
	Company, Series 1993, 6.375%, 1/15/23

	Water and Sewer - 0.7% (0.5% of Total Investments)

1,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AAA	1,097,480
	7/01/24 - FGIC Insured

$220,450	Total Long-Term Investments (cost $223,715,613) - 147.7%			234,039,525

	Short-Term Investments - 0.6% (0.4% of Total Investments)

1,000	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	1,000,000
	Obligations, Series 1985, 1.780%, 12/01/15 - MBIA Insured†

$1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $224,715,613) - 148.3%			235,039,525

	Other Assets Less Liabilities - 1.6%			2,561,141

	Preferred Shares, at Liquidation Value - (49.9)%			(79,100,000)

	Net Assets Applicable to Common Shares - 100%			$158,500,666

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a
	short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes
	periodically based on market conditions or a specified market index.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income on
	taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At February 28, 2005, the cost of investments was $224,449,402.

	Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005,
	were as follows:

	Gross unrealized:
	Appreciation	$11,708,319
	Depreciation	(1,118,196)

	Net unrealized appreciation of investments	$10,590,123

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/29/05

* Print the name and title of each signing officer under his or her signature.